Trade and Other Receivables	12 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 - Trade and Other Receivables
	2017	2016

Trade receivables	$48,106,207	$57,978,341
Less: Allowance for doubtful accounts	(27,112,258)	(7,852,062)
Trade receivables – net	20,993,949	50,126,279
Notes receivable	616,710	438,314
Other receivables	55,684,639	53,799,508
Prepayments and deposits	4,032,693	11,864,800
	$81,327,991	$116,228,901

Age analysis of trade and other receivables:
	2017	2016

Within 3 months	$8,235,786	$11,693,858
From 3 to 6 months	2,852,716	13,267,620
Past due over 6 months	70,239,489	91,267,423
	$81,327,991	$116,228,901